UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - 6 months ended Jun. 30, 2023	Common Stock [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Retained Earnings Statutory Reserves [Member] CNY (¥)	Retained Earnings Unrestricted [Member] CNY (¥)	AOCI Attributable to Parent [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)	USD ($)	CNY (¥)
Beginning balance, value at Dec. 31, 2022	¥ 312,543	¥ 320,210,652	¥ 11,964,279	¥ 129,602,088	¥ 2,834,688	¥ 1,783,762	$ 67,011,462	¥ 466,708,012
Beginning balace shares at Dec. 31, 2022	43,856,706
Net loss				(37,073,643)		(4,937,217)	(6,066,373)	(42,010,860)
Foreign currency translation				(4,270,285)	(4,247,323)		(991,206)	(8,517,608)
Ending balance, value at Jun. 30, 2023	¥ 312,543	¥ 320,210,652	¥ 11,964,279	¥ 96,798,730	¥ 7,082,011	¥ (3,153,455)	$ 59,953,883	¥ 433,214,760
Ending balace shares at Jun. 30, 2023	43,856,706